Related Party Transactions	12 Months Ended
Mar. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions

8. Related Party Transactions

Three of our current shareholders, who collectively owned approximately 30% of our outstanding shares as of March 31, 2017 and 2016, respectively, were customers of the Company during the periods included in the consolidated financial statements. Revenue recognized during the years ended March 31, 2017, 2016 and 2015 and accounts receivable outstanding as of March 31, 2017 and 2015 related to these transactions was not material.

On October 4, 2016, the Company completed a registered secondary public offering in which 4,600,000 ordinary shares were sold at a public offering price of $16.50 per share. All of the shares sold in the secondary offering were sold by the Company’s existing shareholders and the Company did not receive any proceeds from the sale of these shares. The Company incurred approximately $0.6 million in offering expenses on behalf of the selling shareholders in connection with the secondary offering which were included in general and administrative expenses in the consolidated statements of operations.